Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions			12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2017	Sep. 28, 2018	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Weighted average implied interest rate on business		4.03%	4.03%
Weighted average implied interest rate on business over period of time			5.63%
Subsequent event
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsurance agreement with funds withheld, in-force income annuities				$ 6,800.0
Investments in limited partnerships | Not Primary Beneficiary
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Maximum exposure to loss		$ 176.3	$ 176.3		$ 215.3
Structured Securities | Not Primary Beneficiary
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Maximum exposure to loss		5,053.9	$ 5,053.9		$ 5,155.2
Accumulated Other Comprehensive Income | Accounting Standards Update 2016-01
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net unrealized gains, reclassified from AOCI to RE	$ (114.3)	(114.0)
Taxes on reclassified unrealized gains, net	(30.4)	(30.3)
Retained Earnings | Accounting Standards Update 2016-01
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net unrealized gains, reclassified from AOCI to RE	114.3	114.0
Taxes on reclassified unrealized gains, net	$ 30.4	$ 30.3